Components of Income (loss) Before Income Taxes (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥ 1,621,013	¥ 651,852	¥ (177,852)
Foreign subsidiaries	820,067	751,797	610,725
Income before income taxes and equity in earnings of affiliated companies	¥ 2,441,080	¥ 1,403,649	¥ 432,873